Note F - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Income Taxes Paid	$ 13,200,000	$ 12,000,000	$ 10,300,000
Deferred Tax Assets, Valuation Allowance	162,000
Unrecognized Tax Benefits	516,000	421,000	1,423,000	1,298,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	412,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	56,000
Tax Credit Carryforward, Amount	343,000
Income Tax Examination, Penalties and Interest Accrued	$ 85,000	$ 91,000	$ 361,000